Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Premiums	$ 2,207	$ 2,245	$ 4,461	$ 4,559	$ 4,703
Policy fees	33,621	32,116	65,756	58,599	47,579
Premiums and policy fees, ceded	(672)	(660)	(1,347)	(1,442)	(1,549)
Net premiums and policy fees	35,156	33,701	68,870	61,716	50,733
Interest and similar income, net	14,235	13,523	27,387	28,859	29,635
Change in fair value of assets and liabilities	76,716	(21,864)	11,373	66,806	(78,944)
Realized investment gains, net	29	366	583	77	829
Fee, commission, and other revenue	3,451	3,628	7,221	6,864	5,904
Total revenue	129,587	29,354	115,434	164,322	8,157
Benefits and expenses:
Policyholder benefits	5,331	4,435	11,601	7,993	9,668
Change in fair value of annuity and life embedded derivatives	101,556	(15,243)	60,876	112,364	(71,546)
Net interest credited to account values	6,588	9,158	16,290	24,635	25,342
Benefit recoveries	(637)	(536)	(1,256)	(1,099)	(1,567)
Net benefits	112,838	(2,186)	87,511	143,893	(38,103)
Commissions and other agent compensation	11,704	12,338	23,976	25,275	23,011
General and administrative expenses	9,735	8,216	17,816	14,514	12,508
Change in deferred acquisition costs, net	(439)	(1,067)	(8,165)	(15,064)	(6,163)
Total benefits and expenses	133,838	17,301	121,138	168,618	(8,747)
(Loss) income from operations before income taxes	(4,251)	12,053	(5,704)	(4,296)	16,904
Income tax (benefit) expense:
Current	1,378	4,885	9,567	4,774	2,495
Deferred	(3,872)	(1,448)	(14,008)	(7,907)	1,930
Income tax (benefit) expense as reported	(2,494)	3,437	(4,441)	(3,133)	4,425
Net (loss) income	(1,757)	8,616	(1,263)	(1,163)	12,479
Realized investment (losses), net:
Total other-than-temporary impairment losses on securities		(106)	(184)		(241)
Portion of loss recognized in other comprehensive income	0	0	0	0	0
Net impairment losses recognized in realized investment gains, net		(106)	(184)	0	(241)
Other net realized gains	29	472	767	77	1,070
Net realized investment gain	$ 29	$ 366	$ 583	$ 77	$ 829